AUDITOR'S REMUNERATION	12 Months Ended
Dec. 31, 2022
AUDITOR'S REMUNERATION
AUDITOR'S REMUNERATION

9.AUDITOR’S REMUNERATION

	2022	2021	2020
	£’000	£’000	£’000
In relation to statutory audit services	251	170	100
Other audit assurance services	59	52	35
Total auditor’s remuneration	310	222	135